Offerings	Oct. 30, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	3.500% Senior Notes due 2026
Amount Registered | shares	325,866,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 325,866,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 45,002.09
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2027
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 700,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 96,670
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.700% Senior Notes due 2028
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 700,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 96,670
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.950% Senior Notes due 2030
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 138,100
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.200% Senior Notes due 2033
Amount Registered | shares	50,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 50,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 6,905
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	5.400% Senior Notes due 2035
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 1,000,000,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 138,100
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	7.125% Senior Notes due 2036
Amount Registered | shares	444,530,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 444,530,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 61,389.59
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 8
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.875% Senior Notes due 2039
Amount Registered | shares	191,348,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 191,348,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 26,425.16
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 9
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	6.500% Senior Notes due 2043
Amount Registered | shares	238,925,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 238,925,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 32,995.54
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.

Offering: 10
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	4.750% Senior Notes due 2046
Amount Registered | shares	553,505,000
Proposed Maximum Offering Price per Unit | shares	1
Maximum Aggregate Offering Price | $	$ 553,505,000
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 76,439.04
Offering Note

(1)	Represents the aggregate principal amount of each series of senior notes to be offered in the exchange offers to which the registration statement relates.

(2)	Calculated in accordance with Rule 457(f) under the Securities Act of 1933, as amended.